Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Summary of Accrued Expenses

	2025	2024
Accrued variable consideration	32,322	24,549
Accrued personnel expenses	28,709	24,284
Accrued logistic expenses	10,940	10,762
Accrued production expenses	7,797	12,701
Accrued marketing and sales expenses	6,739	9,218
Other accrued expenses	21,425	22,205
Total	107,932	103,719